Accrued and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accrued and other current liabilities
Schedule of accrued and other current liabilities

	June 30,	December 31,
	2021	2020
	(Unaudited)
Accrued and other current liabilities:
Accrued research and development expenses	$826,442	$586,426
Accrued employee expenses	77,196	530,500
Professional services	185,170	606,553
Other accrued expenses	417,529	5,004
Total accrued and other current liabilities	$1,506,337	$1,728,483

Accrued and other current liabilities consisted of the following at the dates indicated:

	December 31,
	2020	2019
Accrued and other current liabilities:
Professional services	$606,553	$—
Accrued research and development expenses	586,426	—
Accrued employee expenses	530,500	—
Other accrued liabilities	5,004	9,649
Total accrued and other current liabilities	$1,728,483	$9,649